Transamerica Asset Management 1801 California St, Suite 5200 Denver, CO 80202

February 23, 2024

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Series Trust (the “Registrant”)

(File Nos. 033-00507; 811-04419)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing, via the EDGAR system, Post-Effective Amendment No. 172 under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 173 under the Investment Company Act of 1940, as amended, to the Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act, for review and comment by the Staff of the U.S. Securities and Exchange Commission. Pursuant to Rule 485(a)(1), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2024. No fees are required in connection with this filing.

The purpose of the Amendment is to (i) provide updated disclosure related to a sub-adviser change, name changes, principal investment strategies and risks changes, benchmark changes and fee changes for Transamerica BlackRock iShares Tactical – Balanced VP (formerly, Transamerica PIMCO Tactical – Balanced VP), Transamerica BlackRock iShares Tactical – Conservative VP (formerly, Transamerica PIMCO Tactical – Conservative VP), Transamerica BlackRock iShares Tactical – Growth VP (formerly, Transamerica PIMCO Tactical – Growth VP); and (ii) provide updated disclosure related to a sub-adviser change, name change, investment objective change, principal investment strategies and risks changes and fee changes for Transamerica TSW Mid Cap Value Opportunities VP (formerly, Transamerica JPMorgan Mid Cap Value VP).

Please direct any comments or questions concerning this filing to the undersigned at (727) 299-1821.

Very truly yours,

/s/ Dennis P. Gallagher
Dennis P. Gallagher
Chief Legal Officer and Secretary
Transamerica Series Trust